Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 192	$ 198
Increase based on tax positions related to current year	27	21
Decrease based on tax positions of prior years	0	(2)
Increase related to acquisitions	11	3
Settlements	(1)	(4)
Statute expirations	(52)	(21)
Foreign currency translation	5	(3)
Balance, ending of year	$ 182	$ 192